Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			$ 49,887	$ 54,184	$ 54,184	$ 60,288
Additions to right-of-use assets	$ 2,100	$ 3,000	3,700	3,700
Depreciation charge					(3,800)	(3,900)	$ (3,800)
Disposal			800	0
Currency translation effects	400	$ 300	200	600
Ending Balance	$ 45,866		45,866		49,887	54,184	60,288
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			82,739	75,602	75,602	72,567	31,985
Additions to right-of-use assets					10,875	8,312	41,475
Disposal					(3,227)	(4,890)	(226)
Currency translation effects					(511)	(387)	(667)
Ending Balance					82,739	75,602	72,567
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(32,852)	(21,418)	(21,418)	(12,279)
Depreciation charge					(13,842)	(13,707)	(12,655)
Disposal					2,249	4,292	226
Currency translation effects					159	276	150
Ending Balance					(32,852)	(21,418)	(12,279)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			38,182	42,715	42,715	47,435
Ending Balance					38,182	42,715	47,435
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			58,380	56,242	56,242	55,463	23,017
Additions to right-of-use assets					4,097	3,923	32,896
Disposal					(1,644)	(3,069)	(74)
Currency translation effects					(315)	(75)	(376)
Ending Balance					58,380	56,242	55,463
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(20,198)	(13,527)	(13,527)	(8,028)
Depreciation charge					(8,350)	(8,106)	(8,198)
Disposal					1,535	2,513	74
Currency translation effects					144	94	96
Ending Balance					(20,198)	(13,527)	(8,028)
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			11,705	11,469	11,469	12,853
Ending Balance					11,705	11,469	12,853
Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			24,359	19,360	19,360	17,104	8,968
Additions to right-of-use assets					6,778	4,389	8,579
Disposal					(1,583)	(1,821)	(152)
Currency translation effects					(196)	(312)	(291)
Ending Balance					24,359	19,360	17,104
Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			$ (12,654)	$ (7,891)	(7,891)	(4,251)
Depreciation charge					(5,492)	(5,601)	(4,457)
Disposal					714	1,779	152
Currency translation effects					15	182	54
Ending Balance					$ (12,654)	$ (7,891)	$ (4,251)